Share Capital (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended		0 Months Ended			12 Months Ended
	Jan. 23, 2013	Dec. 31, 2012	Dec. 31, 2012 2006 Plan [Member] item	Mar. 15, 2006 2006 Options [Member] item	Sep. 24, 2012 Board Of Directors Chairman [Member]	Jun. 28, 2011 Board Of Directors Chairman [Member]	Dec. 31, 2012 Board Of Directors Chairman [Member]	Dec. 31, 2012 Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares granted requiring Notification to Ministry of Communications		10.00%						5.00%
Number of days for notification to Ministry of Communications		21 days
Authorized shares for issuance			1,481,794
Options to purchase	65,000			233,100	200,000	260,198
Exercise price per share	$ 6.85				$ 5.28	$ 6.87
Vesting period			4 years	4 years
Percent of options available to vest			50.00%
Number of vesting installments			8	5
Percent of options available to vest, per quarter after inital vest			6.25%
Options terminated			260,000		260,198
Weighted-average of fair value options granted							$ 1.68
Unrecognized compensation cost	$ 160		$ 1,490		$ 245
Period to recognize compensation costs			3 years 5 months 12 days